UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Gordon M. Shone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

MUTUAL FUNDS

John Hancock
Rainier Growth Fund

Semiannual Report
9.30.08

A look at performance

For the periods ended September 30, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A2	6-15-00	–28.22	4.87	—	–4.59	–18.99	–28.22	26.81	—	–32.26

B2	6-15-00	–29.09	4.26	—	–5.23	–19.42	–29.09	23.22	—	–35.94

C2	6-15-00	–26.07	4.60	—	–5.23	–16.01	–26.07	25.22	—	–35.94

I1,2	6-15-00	–24.26	6.26	—	–3.71	–14.59	–24.26	35.45	—	–26.91

R1,2	6-15-00	–25.17	4.77	—	–5.08	–15.05	–25.17	26.22	—	–35.11

R1[1,2]	6-15-00	–24.98	5.03	—	–4.84	–14.94	–24.98	27.81	—	–33.74

R2[1,2]	6-15-00	–24.79	5.29	—	–4.60	–14.83	–24.79	29.41	—	–32.35

R3[1,2]	6-15-00	–24.90	5.14	—	–4.74	–14.89	–24.90	28.46	—	–33.18

R4[1,2]	6-15-00	–24.68	5.45	—	–4.46	–14.78	–24.68	30.37	—	–31.50

R5[1,2]	6-15-00	–24.47	5.76	—	–4.17	–14.66	–24.47	32.31	—	–29.79

ADV[1,2]	6-15-00	–24.41	5.99	—	–3.95	–14.70	–24.41	33.75	—	–28.43

NAV[1,2]	6-15-00	–24.17	6.35	—	–3.62	–14.58	–24.17	36.04	—	–26.35

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class ADV and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 4-28-09 for Class A, Class I, and Class ADV, and at least until 7-31-09 for Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, and Class R5. The net expenses are as follows: Class B — 2.04%, Class C — 2.04%, Class R — 1.89%, Class R1 — 1.64%, Class R2 — 1.39%, Class R3 — 1.54%, Class R4 — 1.24%, Class R5 — 0.94% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class B — 2.50%, Class C — 2.50%, Class R — 2.35%, Class R1 — 2.10%, Class R2 — 1.85%, Class R3 — 2.00%, Class R4 — 1.70%, Class R5 — 1.40%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.19%, Class I — 0.90%, Class ADV — 1.15%, Class NAV — 0.80%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class ADV and Class NAV prospectuses.

2 On 4-25-08, through a reorganization, the Fund acquired all of the assets of the Rainier Large Cap Growth Equity Portfolio (the predecessor fund). On that date, the predecessor fund offered its Original share class and Institutional share class in exchange for Class A and Class I shares, respectively, of the John Hancock Rainier Growth Fund. Classes A, B, C, I, R, R1, R2, R3, R4, R5, ADV and NAV of the John Hancock Rainier Growth Fund were first offered on 4-28-08. The returns prior to 4-28-08 are those of the predecessor fund’s Original share class that have been recalculated to apply the gross fees and expenses of Class A, B, C, I, R, R1, R2, R3, R4, R5, ADV, and NAV.

6	Rainier Growth Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Rainier Growth Fund Class A5 shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2,4,5	6-15-00	$6,406	$6,406	$6,030	$9,100

C2,4,5	6-15-00	6,406	6,406	6,030	9,100

I3,4,5	6-15-00	7,309	7,309	6,030	9,100

R3,4,5	6-15-00	6,489	6,489	6,030	9,100

R1[3,4,5]	6-15-00	6,626	6,626	6,030	9,100

R2[3,4,5]	6-15-00	6,765	6,765	6,030	9,100

R3[3,4,5]	6-15-00	6,682	6,682	6,030	9,100

R4[3,4,5]	6-15-00	6,850	6,850	6,030	9,100

R5[3,4,5]	6-15-00	7,021	7,021	6,030	9,100

ADV[3,4,5]	6-15-00	7,157	7,157	6,030	9,100

NAV[3,4,5]	6-15-00	7,365	7,365	6,030	9,100

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class ADV, Class I, Class NAV, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, as of 9-30-08. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Growth Index — Index 1 — is an unmanaged index of the 1,000 largest companies in the Russell 3,000 Index.

Standard & Poor’s 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks. It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class ADV and Class NAV share prospectuses.

4 Index 1 as of closest month end to fund inception date.

5 On 4-25-08, through a reorganization, the Fund acquired all of the assets of the Rainier Large Cap Growth Equity Portfolio (the predecessor fund). On that date, the predecessor fund offered its Original share class and Institutional share class in exchange for Class A and Class I shares, respectively, of the John Hancock Rainier Growth Fund. Classes A, B, C, I, R, R1, R2, R3, R4, R5, ADV and NAV of the John Hancock Rainier Growth Fund were first offered on 4-28-08. The returns prior to 4-28-08 are those of the predecessor fund’s Original share class that have been recalculated to apply the gross fees and expenses of Class A, B, C, I, R, R1, R2, R3, R4, R5, ADV, and NAV.

Semiannual report | Rainier Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2008 for Class A and Class I, with the same investment held until September 30, 2008.

	Account value	Ending value	Expenses paid during
	on 4-1-08	on 9-30-08	period ended 9-30-08[1]

Class A	$1,000.00	$852.70	$5.29

Class I	1,000.00	$854.10	$3.95

For the classes noted below, the example assumes an account value of $1,000 on April 28, 2008 with the same investment held until September 30, 2008.

	Account value	Ending value	Expenses paid during
	on 4-28-08	on 9-30-08	period ended 9-30-08[1]

Class B	1,000.00	$793.40	$7.82

Class C	1,000.00	$793.40	$7.82

Class R	1,000.00	$794.30	$7.21

Class R1	1,000.00	$795.20	$6.25

Class R2	1,000.00	$796.10	$5.30

Class R3	1,000.00	$795.60	$5.87

Class R4	1,000.00	$796.50	$4.72

Class R5	1,000.00	$797.40	$3.57

Class ADV	1,000.00	$797.00	$4.30

Class NAV	1,000.00	$797.90	$3.11

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Rainier Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2008, with the same investment held until September 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-08	on 9-30-08	period ended 9-30-08[1]

Class A	$1,000.00	$1,019.40	$5.77

Class B	1,000.00	$1,014.80	$10.30

Class C	1,000.00	$1,014.80	$10.30

Class I	1,000.00	$1,020.80	$4.31

Class R	1,000.00	$1,015.60	$9.50

Class R1	1,000.00	$1,016.90	$8.24

Class R2	1,000.00	$1,018.10	$6.98

Class R3	1,000.00	$1,017.40	$7.74

Class R4	1,000.00	$1,018.90	$6.23

Class R5	1,000.00	$1,020.40	$4.71

Class ADV	1,000.00	$1,019.50	$5.67

Class NAV	1,000.00	$1,021.00	$4.10

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.14%, 2.04%, 2.04%, 0.85%, 1.88% . 1.63%, 1.38%, 1.53%, 1.23%, 0.93%, 1.12% and 0.81% for Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class ADV and Class NAV respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/365 (to reflect the one-half year period).

Semiannual report | Rainier Growth Fund	9

Portfolio summary

Top 10 holdings[1]

NIKE, Inc.	3.2%	Transocean, Inc.	2.8%

Monsanto Company	3.1%	Cisco Systems, Inc.	2.7%

Procter & Gamble Company	3.0%	Google, Inc.	2.7%

Alcon, Inc.	2.9%	Charles Schwab Corp.	2.6%

PepsiCo, Inc.	2.9%	Visa, Inc.	2.6%

Sector distribution[1,2]

Consumer, Non-cyclical	28%	Energy	9%

Technology	17%	Financial	7%

Communications	13%	Basic Materials	3%

Industrial	12%	Utilities	1%

Consumer, Cyclical	10%

1 As a percentage of net assets on September 30, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Rainier Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 9-30-08 (unaudited)

This schedule is divided into two main categories: common stocks and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.76%		$759,327,123

(Cost $873,985,364)

Advertising 1.35%		$10,313,836

Omnicom Group, Inc.	267,475	10,313,836

Aerospace 2.19%		16,674,930

Boeing Company	55,675	3,192,961

United Technologies Corp.	224,475	13,481,969

Agriculture 3.12%		23,735,404

Monsanto Company	239,800	23,735,404

Apparel & Textiles 4.03%		30,660,912

Coach, Inc. *	241,750	6,053,420

NIKE, Inc., Class B	367,825	24,607,492

Biotechnology 2.30%		17,508,630

Genentech, Inc. *	133,950	11,878,686

Genzyme Corp. *	69,600	5,629,944

Cable & Television 1.46%		11,106,548

DIRECTV Group, Inc. *	424,400	11,106,548

Cellular Communications 0.52%		3,920,897

America Movil SA de CV, Series L, ADR	84,575	3,920,897

Coal 1.07%		8,140,886

CONSOL Energy, Inc.	177,400	8,140,886

Computers & Business Equipment 9.14%		69,587,154

Apple, Inc. *	146,725	16,676,763

Cisco Systems, Inc. *	910,850	20,548,776

Cognizant Technology Solutions Corp., Class A *	343,300	7,837,539

Hewlett-Packard Company	382,325	17,678,708

Research In Motion, Ltd. *	100,225	6,845,368

Construction & Mining Equipment 1.88%		14,310,220

Bucyrus International, Inc., Class A	122,870	5,489,832

National Oilwell Varco, Inc. *	175,600	8,820,388

Containers & Glass 0.94%		7,159,635

Owens-Illinois, Inc. *	243,525	7,159,635

See notes to financial statements

Semiannual report | Rainier Growth Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Cosmetics & Toiletries 4.58%		$34,879,849

Avon Products, Inc.	298,450	12,406,566

Procter & Gamble Company	322,475	22,473,283

Crude Petroleum & Natural Gas 3.30%		25,137,503

Devon Energy Corp.	134,800	12,293,760

Pioneer Natural Resources Company	193,875	10,135,785

Quicksilver Resources, Inc. *	137,950	2,707,958

Electrical Utilities 1.06%		8,068,757

Entergy Corp.	90,650	8,068,757

Electronics 0.48%		3,680,838

Amphenol Corp., Class A	91,700	3,680,838

Energy 1.22%		9,320,598

McDermott International, Inc. *	254,725	6,508,224

SunPower Corp., Class A. *	39,650	2,812,374

Financial Services 9.24%		70,308,574

Affiliated Managers Group, Inc. *	46,150	3,823,527

BlackRock, Inc.	33,725	6,559,513

Charles Schwab Corp.	762,975	19,837,350

Goldman Sachs Group, Inc.	79,900	10,227,200

IntercontinentalExchange, Inc. *	59,075	4,766,171

State Street Corp.	97,300	5,534,424

Visa, Inc.	318,625	19,560,389

Food & Beverages 2.91%		22,164,970

PepsiCo, Inc.	311,000	22,164,970

Gas & Pipeline Utilities 2.82%		21,433,409

Transocean, Inc. *	195,133	21,433,409

Healthcare Products 5.12%		38,960,270

Alcon, Inc.	138,850	22,425,663

Becton, Dickinson & Company	100,550	8,070,143

Hologic, Inc. *	171,730	3,319,541

Intuitive Surgical, Inc. *	21,350	5,144,923

Healthcare Services 1.16%		8,830,718

Express Scripts, Inc. *	119,625	8,830,718

Hotels & Restaurants 2.47%		18,787,650

McDonald’s Corp.	304,500	18,787,650

International Oil 0.67%		5,102,163

Weatherford International, Ltd. *	202,950	5,102,163

Internet Content 2.66%		20,226,260

Google, Inc., Class A *	50,500	20,226,260

Internet Retail 1.62%		12,307,354

Amazon.com, Inc. *	169,150	12,307,354

Leisure Time 0.83%		6,282,751

Electronic Arts, Inc. *	169,850	6,282,751

See notes to financial statements

12	Rainier Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Manufacturing 1.88%		$14,335,085

ABB, Ltd., SADR	392,025	7,605,285

SPX Corp.	87,400	6,729,800

Metal & Metal Products 1.43%		10,893,305

Precision Castparts Corp.	138,275	10,893,305

Pharmaceuticals 8.13%		61,898,252

Abbott Laboratories	270,550	15,578,269

Allergan, Inc.	192,750	9,926,625

Celgene Corp. *	214,575	13,578,306

Gilead Sciences, Inc. *	238,975	10,892,481

Teva Pharmaceutical Industries, Ltd., SADR	260,375	11,922,571

Railroads & Equipment 2.12%		16,127,101

Norfolk Southern Corp.	243,575	16,127,101

Retail Grocery 1.39%		10,597,662

The Kroger Company	385,650	10,597,662

Retail Trade 3.75%		28,565,075

CVS Caremark Corp.	323,125	10,876,387

GameStop Corp., Class A *	219,500	7,509,095

Lowe’s Companies, Inc.	429,700	10,179,593

Semiconductors 3.70%		28,200,319

Broadcom Corp., Class A *	531,300	9,898,119

Intel Corp.	775,575	14,526,520

Intersil Corp., Class A	227,725	3,775,680

Software 5.53%		42,076,679

Adobe Systems, Inc. *	230,875	9,112,636

Autodesk, Inc. *	194,575	6,527,991

Microsoft Corp.	404,775	10,803,445

Oracle Corp. *	769,700	15,632,607

Telecommunications Equipment & Services 2.63%		19,980,986

Corning, Inc.	660,275	10,326,701

QUALCOMM, Inc.	224,675	9,654,285

Transportation 1.06%		8,041,943

Expeditors International of Washington, Inc.	230,825	8,041,943

See notes to financial statements

Semiannual report | Rainier Growth Fund	13

F I N A N C I A L  S T A T E M E N T S

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 0.44%		$3,398,000

(Cost $3,398,000)

Repurchase Agreement with State Street Corp. dated 09/30/2008 at
1.25% to be repurchased at $3,398,118 on 10/01/2008,
collateralized by $3,470,000 Federal Home Loan Bank, 2.4%
due 01/13/2010 (valued at $3,466,530, including interest)	$3,398,000	3,398,000

Total investments (Cost $877,383,364)† 100.20%		$762,725,123

Liabilities in excess of other assets (0.20%)		($1,560,239)

Total net assets 100.00%		$761,164,884

Percentages are stated as a percent of net assets.

* Non-income producing.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $881,372,828. Net unrealized depreciation aggregated $118,647,705, of which $14,654,324 related to appreciated investment securities and $133,302,029 related to depreciated investment securities.

See notes to financial statements

14	Rainier Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $877,383,364)	$762,725,123
Cash	972
Receivable for investments sold	6,097,469
Receivable for fund shares sold	591,406
Dividends and interest receivable	309,490
Receivable for security lending income	458
Other assets	52,212

Total assets	769,777,130

Liabilities

Payable for investments purchased	8,009,237
Payable for fund shares repurchased	265,988
Payable to affiliates
Fund administration fees	13,320
Transfer agent fees	14,036
Distribution and service fees	36,656
Investment management fees	181,406
Trustees’ fees	1,888
Other payables and accrued expenses	89,715

Total liabilities	8,612,246

Net assets

Capital paid-in	$953,726,460
Undistributed net investment income	126,371
Accumulated undistributed net realized loss on investments	(78,029,706)
Net unrealized depreciation on investments	(114,658,241)

Net assets	$761,164,884

See notes to financial statements

Semiannual report | Rainier Growth Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Fund has an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$123,456,587
Shares outstanding	6,925,373
Net asset value and redemption price per share	$17.83

Class B1
Net assets	$481,447
Shares outstanding	27,010
Net asset value and offering price per share	$17.82

Class C1
Net assets	$1,042,497
Shares outstanding	58,502
Net asset value and offering price per share	$17.82

Class I
Net assets	$171,827,194
Shares outstanding	9,588,479
Net asset value, offering price and redemption price per share	$17.92

Class R
Net assets	$80,154
Shares outstanding	4,493
Net asset value, offering price and redemption price per share	$17.84

Class R1
Net assets	$80,210
Shares outstanding	4,492
Net asset value, offering price and redemption price per share	$17.86

Class R2
Net assets	$79,594
Shares outstanding	4,452
Net asset value, offering price and redemption price per share	$17.88

Class R3
Net assets	$79,543
Shares outstanding	4,452
Net asset value, offering price and redemption price per share	$17.87

See notes to financial statements

16	Rainier Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Class R4
Net assets	$79,645
Shares outstanding	4,452
Net asset value, offering price and redemption price per share	$17.89

Class R5
Net assets	$79,748
Shares outstanding	4,452
Net asset value, offering price and redemption price per share	$17.91

Class ADV
Net assets	$49,012,487
Shares outstanding	2,737,607
Net asset value, offering price and redemption price per share	$17.90

Class NAV
Net assets	$414,865,778
Shares outstanding	23,152,403
Net asset value, offering price and redemption price per share	$17.92

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$18.77

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Rainier Growth Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 9-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,400,224
Interest	227,045
Securities lending	7,233
Less foreign taxes withheld	(57,228)

Total investment income	3,577,274

Expenses

Investment management fees (Note 4)	2,822,048
Distribution and service fees (Note 4)	282,100
Transfer agent fees (Note 4)	120,284
Blue sky fees (Note 4)	19,482
Fund administration fees (Note 4)	40,630
Audit and legal fees	33,106
Printing and postage fees (Note 4)	17,222
Custodian fees	32,543
Trustees’ fees (Note 5)	14,238
Registration and filing fees	68,461
Miscellaneous	1,022

Total expenses	3,451,136
Less expense reductions (Note 4)	(15,687)
Less transfer agency credits (Note 4)	(7)

Net expenses	3,435,442

Net investment income	141,832

Realized and unrealized loss

Net realized loss on Investments	(66,147,328)
Change in net unrealized appreciation (depreciation) of investments	(107,095,433)

Net realized and unrealized loss	(173,242,761)

Decrease in net assets from operations	($173,100,929)

1 Period from 4-1-08 (commencement of operations) to 9-30-08.

See notes to financial statements

18	Rainier Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	3-31-08	9-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income (loss)	($245,270)	$141,832
Net realized loss	(10,598,963)	(66,147,328)
Change in net unrealized appreciation (depreciation)	(9,639,351)	(107,095,433)

Decrease in net assets resulting from operations	(20,483,584)	(173,100,929)

From Fund share transactions (Note 6)	287,074,666	634,036,186

Total increase	266,591,082	460,935,257

Net assets

Beginning of period	33,638,545	300,229,627

End of period	$300,229,627	$761,164,884

Undistributed net investment income (loss)	(15,461)	$126,371

1 Semiannual period from 4-1-08 to 9-30-08. Unaudited.

See notes to financial statements

Semiannual report | Rainier Growth Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	3-31-04[1]	3-31-05[1]	3-31-06[1]	3-31-07[1]	3-31-08[1]	9-30-08[2,3]

Per share operating performance

Net asset value, beginning of period	$10.98	$14.83	$15.64	$19.07	$20.44	$20.91
Net investment loss	(0.09)	(0.06)	(0.07)[4]	(0.04)	(0.02)	(0.02)[4]
Net realized and unrealized gain
(loss) on investments	3.94	0.87	3.50	1.41	0.49	(3.06)
Total from investment operations	3.85	0.81	3.43	1.37	0.47	(3.08)
Net asset value, end of period	$14.83	$15.64	$19.07	$20.44	$20.91	$17.83
Total return (%)[6]	35.06[5]	5.46[5]	21.93[5]	7.18[5]	2.30[5]	(14.73)[7,8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$6	$7	$15	$33	$164	$123
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.25	2.19	1.72	1.30	1.17[9]	1.14[10]
Expenses net of fee waivers	1.19	1.19	1.19	1.19	1.19[9]	1.14[10]
Expenses net of all fee waivers
and credits	1.19	1.19	1.19	1.19	1.19[9]	1.14[10]
Net investment loss	(0.62)	(0.43)	(0.42)	(0.38)	(0.27)	(0.21)[10]
Portfolio turnover (%)	118	119	96	101	86	55

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 4-1-08 to 9-30-08. Unaudited.

3 Effective April 28, 2008, holders of Original Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Rainier Growth Fund. Additionally, the accounting and performance history of the Original Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class A.

4 Based on the average of the shares outstanding.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Class A returns linked back to the Original Shares of the Predecessor Fund.

9 Prior to the reorganization (see Note 7), the Fund was subject to a contractual expense reimbursement and recoupment plan. See Note 3 for more information on this plan.

10 Annualized.

See notes to financial statements

20	Rainier Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	9-30-08[1,2]

Per share operating performance
Net asset value, beginning of period	$22.46
Net investment loss[3]	(0.10)
Net realized and unrealized loss on investments	(4.54)
Total from investment operations	(4.64)
Net asset value, end of period	$17.82
Total return (%)[4]	(20.66)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.57 [7]
Expenses net of fee waivers	2.04 [7]
Expenses net of all fee waivers and credits	2.04 [7]
Net investment loss	(1.11) [7]
Portfolio turnover (%)	55

1 Class B shares began operations on 4-28-08.

2 Semiannual period from 4-28-08 to 9-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Semiannual report | Rainier Growth Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	9-30-08[1,2]

Per share operating performance
Net asset value, beginning of period	$22.46
Net investment loss[3]	(0.10)
Net realized and unrealized loss on investments	(4.54)
Total from investment operations	(4.64)
Net asset value, end of period	$17.82
Total return (%)[4]	(20.66)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.61[6]
Expenses net of fee waivers	2.04[6]
Expenses net of all fee waivers and credits	2.04[6]
Net investment loss	(1.13)[6]
Portfolio turnover (%)	55

1 Class C shares began operations on 4-28-08.

2 Semiannual period from 4-28-08 to 9-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Annualized.

See notes to financial statements

22	Rainier Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	3-31-07[1,2]	3-31-08[1]	9-30-08[3,4]

Per share operating performance

Net asset value, beginning of period	$20.94	$20.44	$20.98
Net investment income (loss)[5]	0.00	0.00	0.01
Net realized and unrealized gain (loss) on investments	(0.50)	0.54	(3.07)
Total from investment operations	(0.50)	0.54	(3.06)
Net asset value, end of period	$20.44	$20.98	$17.92
Total return (%)[7]	(2.39)[6,8]	2.64	(14.59)[8,9]

Ratios and supplemental data

Net assets, end of period (in millions)	$537	$136	$172
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[10]	0.92[11]	0.85[10]
Expenses net of fee waivers	0.94[10]	0.94[11]	0.85[10]
Expenses net of all fee waivers and credits	0.94[10]	0.94[11]	0.85[10]
Net investment income (loss)	0.15[10]	(0.02)	0.11[10]
Portfolio turnover (%)	101[12]	86	55

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class I shares began operations on 2-20-07.

3 Semiannual period from 4-1-08 to 9-30-08. Unaudited.

4 Effective April 28, 2008, holders of Institutional Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Rainier Growth Fund. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class I.

5 Based on the average of the shares outstanding.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Class I returns linked back to the Original Shares of the Predecessor Fund.

10 Annualized.

11 Prior to the reorganization (see Note 7), the Fund was subject to a contractual expense reimbursement and recoupment plan. See Note 3 for more information on this plan.

12 Annualized based on investments held for a full year.

See notes to financial statements

Semiannual report | Rainier Growth Fund	23

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	9-30-08[1,2]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment loss[3]	(0.07)
Net realized and unrealized loss on investments	(4.55)
Total from investment operations	(4.62)
Net asset value, end of period	$17.84
Total return (%)[4]	(20.57)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.97[8]
Expenses net of fee waivers	1.88[8]
Expenses net of all fee waivers and credits	1.88[8]
Net investment loss	(0.84)[8]
Portfolio turnover (%)	55

1 Class R shares began operations on 4-28-08.

2 Semiannual period from 4-28-08 to 9-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the period shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

24	Rainier Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	9-30-08[1,2]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment loss[3]	(0.05)
Net realized and unrealized loss on investments	(4.55)
Total from investment operations	(4.60)
Net asset value, end of period	$17.86
Total return (%)[4]	(20.48)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.70[8]
Expenses net of fee waivers	1.63[8]
Expenses net of all fee waivers and credits	1.63[8]
Net investment loss	(0.59)[8]
Portfolio turnover (%)	55

1 Class R1 shares began operations on 4-28-08.

2 Semiannual period from 4-28-08 to 9-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the period shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | Rainier Growth Fund	25

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R2 SHARES

Period ended	9-30-08[1,2]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment loss[3]	(0.03)
Net realized and unrealized loss on investments	(4.55)
Total from investment operations	(4.58)
Net asset value, end of period	$17.88
Total return (%)[4]	(20.39)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.46[8]
Expenses net of fee waivers	1.38[8]
Expenses net of all fee waivers and credits	1.38[8]
Net investment loss	(0.34)[8]
Portfolio turnover (%)	55

1 Class R2 shares began operations on 4-28-08.

2 Semiannual period from 4-28-08 to 9-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the period shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

26	Rainier Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R3 SHARES

Period ended	9-30-08[1,2]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment loss[3]	(0.04)
Net realized and unrealized loss on investments	(4.55)
Total from investment operations	(4.59)
Net asset value, end of period	$17.87
Total return (%)[4]	(20.44)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.62[8]
Expenses net of fee waivers	1.53[8]
Expenses net of all fee waivers and credits	1.53[8]
Net investment loss	(0.49)[8]
Portfolio turnover (%)	55

1 Class R3 shares began operations on 4-28-08.

2 Semiannual period from 4-28-08 to 9-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the period shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | Rainier Growth Fund	27

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R4 SHARES

Period ended	9-30-08[1,2]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment loss[3]	(0.02)
Net realized and unrealized loss on investments	(4.55)
Total from investment operations	(4.57)
Net asset value, end of period	$17.89
Total return (%)[4]	(20.35)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.31[8]
Expenses net of fee waivers	1.23[8]
Expenses net of all fee waivers and credits	1.23[8]
Net investment loss	(0.19)[8]
Portfolio turnover (%)	55

1 Class R4 shares began operations on 4-28-08.

2 Semiannual period from 4-28-08 to 9-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the period shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

28	Rainier Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R5 SHARES

Period ended	9-30-08[1,2]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment gain[3]	0.01
Net realized and unrealized loss on investments	(4.56)
Total from investment operations	(4.55)
Net asset value, end of period	$17.91
Total return (%)[4]	(20.26)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.01[8]
Expenses net of fee waivers	0.93[8]
Expenses net of all fee waivers and credits	0.93[8]
Net investment gain	0.11[8]
Portfolio turnover (%)	55

1 Class R5 shares began operations on 4-28-08.

2 Semiannual period from 4-28-08 to 9-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the period shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | Rainier Growth Fund	29

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS ADV SHARES

Period ended	9-30-08[1,2]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment loss[3]	(0.01)
Net realized and unrealized gain on investments	(4.55)
Total from investment operations	(4.56)
Net asset value, end of period	$17.90
Total return (%)[4]	(20.30)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[6]
Expenses net of fee waivers	1.12[6]
Expenses net of all fee waivers and credits	1.12[6]
Net investment loss	(0.08)[6]
Portfolio turnover (%)	52

1 Class ADV shares began operations on 4-28-08.

2 Semiannual period from 4-28-08 to 9-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Annualized.

See notes to financial statements

30	Rainier Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	9-30-08[1,2]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment gain[3]	0.01
Net realized and unrealized gain on investments	(4.55)
Total from investment operations	(4.54)
Net asset value, end of period	$17.92
Total return (%)[4]	(20.21)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$415
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[6]
Expenses net of fee waivers	0.81[6]
Expenses net of all fee waivers and credits	0.81[6]
Net investment gain	0.12[6]
Portfolio turnover (%)	52

1 Class NAV shares began operations on 4-28-08.

2 Semiannual period from 4-28-08 to 9-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Annualized.

See notes to financial statements

Semiannual report | Rainier Growth Fund	31

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Rainier Growth Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek to maximize long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class ADV and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Fund is the accounting and performance successor to the Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund). On April 28, 2008, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the Fund.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation
The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisors, LLC, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally

32	Rainier Growth Fund | Semiannual report

debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Rainier Growth Fund	33

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$759,327,123	$—

Level 2 — Other Significant Observable Inputs	3,398,000	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$762,725,123	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class ADV and Class NAV shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Line of credit

The Fund has entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase

34	Rainier Growth Fund | Semiannual report

of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended September 30, 2008, there were no significant borrowings under the line of credit.

Pursuant to the respective custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest to the extent of any overdraft.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent may be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral). The Fund had no securities lending balances on September 30, 2008.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For Federal income tax purposes, the fund had $1,519,877 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: March 31, 2011 — $1,261,444 and March 31, 2016 — $258, 433. Net capital losses of $6,373,037 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on April 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

Semiannual report | Rainier Growth Fund	35

New accounting pronouncements

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund generally declares dividends and capital gains distributions, if any, annually. Capital gains, if any, are distributed annually. The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the year ended March 31, 2008. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Risks and uncertainties

Concentration risk
The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Note 4
Management fee and transactions with
affiliates and others

The Fund has entered into an Investment Management Agreement with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $3,000,000,000 of the Fund’s aggregate daily net assets; (b) 0.725% of the next $3,000,000,000 of the Fund’s aggregate daily net assets; and (c) 0.70% of the Fund’s aggregate daily net assets in excess of $6,000,000,000. Aggregate net assets include the net assets of the Fund and Growth Equity Trust, a series of John Hancock Trust. John Hancock Investment Management Services, LLC (the Adviser) has a subadvisory agreement with Rainier Investment Management Inc. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended September 30, 2008, were equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.

The Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits

36	Rainier Growth Fund | Semiannual report

are such that these expenses will not exceed 1.19% for Class A shares, 2.04% for Class B, 2.04% for Class C, 0.89% for Class I, 1.89% for Class R, 1.64% for Class R1, 1.39% for Class R2, 1.54% for Class R3, 1.24% for Class R4, 0.94% for Class R5 and 1.14% for Class ADV. Accordingly, the expense reductions or reimbursements related to this agreement were $1,861, $1,952, $1,788, $2,015, $2,014, $2,015, $2,014 and $2,013, for Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively, for the period ended September 30, 2008. The expense reimbursements and limits will continue in effect until July 31, 2009 for Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, and April 28, 2009 for Class A, Class I and Class ADV, thereafter until terminated by the Adviser on notice to the Trust.

Prior to April 28, 2008, the Predecessor Fund paid a monthly management fee to its investment adviser, Rainier Investment Management, Inc., at an annual rate of 0.75% of the Predecessor Fund’s average daily net assets.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (the Distributor), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class ADV, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.25%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25%, 0.50%, 0.25%, 0.00%, and 0.25% of average daily net asset value of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class ADV, respectively. Although the Fund will pay distribution and service fees of up to 0.25% for Class A shares, the Fund’s Trustees have approved the Fund to pay distribution and service fees of up to 0.30%, or some lesser amount as they shall approve from time to time, for Class A shares. However, the service fees will not exceed 0.25% of the Fund’s average daily net assets attributable to each class of shares.

A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares. Under the Service Plan, the Fund may pay up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10%, 0.05% of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively, average daily net asset value for certain other services. There were no Service Plan fees incurred for the period ended September 30, 2008.

Prior to April 28, 2008, Quasar Distributors, Inc. served as the Predecessor Fund’s principal underwriter and was compensated at an annual rate of 0.25% of the Predecessor Fund’s average daily net assets.

Class A shares are assessed up-front sales charges. During the period ended September 30, 2008, the Distributor received net up-front sales charges of $26,606 with regard to sales of Class A shares. Of this amount, $4,908 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $21,687 was paid as sales commissions to unrelated broker-dealers and $11 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses

Semiannual report | Rainier Growth Fund	37

for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended September 30, 2008, CDSCs received by the Distributor amounted to $11 for Class B shares and $1 for Class C shares.

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class ADV shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shareholder account. In addition, the Fund pays a monthly fee which is based on an annual rate of $17.50 and $16.50 for Class B and Class C shareholder accounts, respectively.

Signature Services has agreed to contractually limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B and Class C shares average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B and Class C shares, respectively, during the period ended September 30, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the period ended September 30, 2008, the transfer agent fees reductions for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 were $15.

Prior to April 28, 2008, U.S. Bancorp Fund Services, LLC. served as the Predecessor Fund’s transfer agent and fund accountant.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended September 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $7 for transfer agent credits earned.

Class level expenses including the allocation of the transfer agent fees for the period ended September 30, 2008, were as follows:

	Distribution and	Transfer		Printing and
Share class	service fees	agent fees	Blue sky fees	postage fees

Class A	$195,864	$64,318	$2,952	$8,569
Class B	1,310	262	1,560	468
Class C	3,413	683	1,560	468
Class I	—	38,846	2,490	1,361
Class R	397	23	1,560	468
Class R1	299	23	1,560	468
Class R2	199	23	1,560	468
Class R3	258	22	1,560	468
Class R4	139	22	1,560	468
Class R5	20	22	1,560	468
Class ADV	80,201	16,040	1,560	3,548

Total	$282,100	$120,284	$19,482	$17,222

Expense reimbursement and recoupment

Prior to the reorganization (see Note 7), Class A and Class I shares were subject to a contractual expense reimbursement and recoupment agreement. The agreement limited the expenses to 0.94% of average daily net

38	Rainier Growth Fund | Semiannual report

assets of the Classes until the prior adviser, Rainier Investment Management, Inc. (Rainier, currently the subadviser), had been fully reimbursed for fees forgone and expenses paid by Rainier under this agreement. The agreement terminated on the date of reorganization.

The expense limitation amount was based on the average daily net assets of the Classes and excluded distribution plan fees, interest, taxes, brokerage commissions, extraordinary expenses and sales charges. Expenses recouped by Rainier were subject to the Classes’ ability to effect such reimbursement and remain in compliance with applicable expense limitations. During the year ended March 31, 2008, the Classes recouped $140,114 of expenses.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The fund administration fees incurred for the period ended September 30, 2008, were $40,630 with an annual effective rate of 0.01% of the Fund’s average daily net assets.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 5
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Note 6
Fund share transactions

The listing illustrates the number of Fund shares sold and repurchased during the year ended

March 31, 2008 and the period ended September 30, 2008, along with the corresponding dollar value:

	Year ended 3-31-08			Period ended 9-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	8,162,637	184,327,522	3,815,890	$81,611,480
Repurchased	(1,925,876)	(41,737,304)	(4,747,030)	(103,100,617)
Net increase	6,236,761	142,590,218	(931,140)	($21,489,137)

Class B shares

Sold	—	—	31,967	$673,674
Repurchased	—	—	(4,957)	(95,968)
Net increase	—	—	27,010	$577,706[2]

Class C shares

Sold	—	—	70,352	$1,507,672
Repurchased	—	—	(11,850)	(228,804)
Net increase	—	—	58,502	$1,278,868[2]

Class I shares

Sold	6,853,302	153,180,863	4,430,541	$95,433,479
Repurchased	(399,100)	(8,696,415)	(1,322,520)	(26,549,405)
Net increase	6,454,202	144,484,448	3,108,021	$68,884,074

Semiannual report | Rainier Growth Fund	39

		Year ended 3-31-08		Period ended 9-30-08[1]
	Shares	Amount	Shares	Amount
Class R shares

Sold	—	—	4,493	$100,750
Net increase	—	—	4,493	$100,750[2]

Class R1 shares

Sold	—	—	4,492	$100,788
Net increase	—	—	4,492	$100,788[2]

Class R2 shares

Sold	—	—	4,452	$100,000
Net increase	—	—	4,452	$100,000[2]

Class R3 shares

Sold	—	—	4,452	$100,000
Net increase	—	—	4,452	$100,000[2]

Class R4 shares

Sold	—	—	4,452	$100,000
Net increase	—	—	4,452	$100,000[2]

Class R5 shares

Sold	—	—	4,452	$100,000
Net increase	—	—	4,452	$100,000[2]

Class ADV shares

Sold	—	—	4,299,861	$94,833,920
Repurchased	—	—	(1,562,254)	(30,712,387)
Net increase	—	—	2,737,607	$64,121,533[2]

Class NAV shares

Sold	—	—	23,156,836	$520,161,604
Repurchased	—	—	(4,433)	(100,000)
Net increase	—	—	23,152,403	$520,061,604[2]

Net increase	12,690,963	287,074,666	28,179,196	$634,036,186

1Semiannual period from 4-1-08 to 8-31-08. Unaudited.

2Period from 4-28-08 (commencement of operations) to 8-31-08. Unaudited.

The Adviser and other affiliates of John Hancock USA owned 4,452, 4,452, 4,452, 4,452, 4,452 and 4,452 shares of benefi-cial interest of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively, on September 30, 2008.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended September 30, 2008, aggregated $1,029,512,108 and $391,722,075, respectively.

Note 8
Reorganization

On April 28, 2008, the Fund acquired substantially all the assets and liabilities of the Predecessor Fund in exchange for the Class A and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 10,125,800 Class A shares and 6,520,624 Class I shares of the Fund for the net assets of the Predecessor Fund, which amounted to $373,050,833, including $17,793,360

40	Rainier Growth Fund | Semiannual report

of unrealized appreciation, after the close of business on April 25, 2008. Accounting and performance history of the Original Shares and Institutional Shares of the Predecessor Fund were redesignated as that of the Class A and Class I of the Fund, respectively.

Note 9
Subsequent event

On October 6, 2008, the Fund acquired all of the assets and assumed all of the liabilities of the John Hancock Technology Fund (Technology Fund), the John Hancock Core Equity Fund (Core Equity Fund) and the John Hancock Growth Trends Fund (Growth Trends Fund) (combined the Funds), pursuant to the plan of reorganization approved by the Board of Trustees of the Funds on June 10, 2008 and by the shareholders at a Special Meeting of the Funds on September 24, 2008. It is expected that the transactions qualify as tax-free organizations for federal tax purposes.

As a result of the reorganization, Class T (which commenced operations on October 6, 2008) and Class C of the Fund exchanged 6,099,874 and 292,461 shares, respectively, for the net assets of the Technology Fund, which amounted to $105,997,899, including $18,008,075 of unrealized depreciation after the close of business on October 3, 2008.

As a result of the reorganization, Class A, Class B, Class C and Class I of the Fund exchanged 7,465,807, 1,846,973, 421,858 and 1,970 shares, respectively, for the net assets of the Core Equity Fund, which amounted to $160,649,434, including $22,953,327 of unrealized depreciation after the close of business on October 3, 2008.

As a result of the reorganization, Class A, Class B and Class C of the Fund exchanged 1,445,337, 1,009,514 and 515,907 shares, respectively, for the net assets of the Growth Trends Fund, which amounted to $49,011,860, including $4,700,819 of unrealized depreciation after the close of business on October 3, 2008.

Semiannual report | Rainier Growth Fund	41

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Rainier Growth Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), to meet in person to review and consider the initial approval of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Rainier Investment Management, Inc. (the Subadviser) for the John Hancock Rainier Growth Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on December 4, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund and

(ii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser.

The Independent Trustees also considered information that was provided in connection with the Trustees’ annual review of the advisory agreements for other funds managed by the Adviser and Subadviser including:

(i) the Adviser’s financial results and condition,

(ii) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(iii) the background and experience of senior management and investment professionals, and

(iv) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser and representatives of the Subadviser that would be responsible for the daily investment activities of the Fund. The Board considered the Adviser’s oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took

42	Rainier Growth Fund | Semiannual report

into account the administrative and other non-advisory services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser and Subadviser supported approval of the Advisory Agreements.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the average and median fee paid by a group of similar funds selected by the Adviser. The Board noted that the Advisory Agreement Rate was consistent with the average and median advisory fee rate for the similar funds. The Board concluded that the Advisory Agreement Rate was not unreasonable.

The Board also obtained information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was not unreasonable.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund had not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Trustees consider continuing the Advisory Agreements, were not germane to the initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the Fund will receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

Semiannual report | Rainier Growth Fund	43

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
William H. Cunningham
Deborah C. Jackson	Investment Subadviser
Charles L. Ladner*	Rainier Investment Management, Inc.
Stanley Martin*	Principal distributor
Dr. John A. Moore*	John Hancock Funds, LLC
Patti McGill Peterson*
Steven R. Pruchansky	Custodian
Gregory A. Russo	State Street Bank & Trust Company
*Members of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:

Regular mail	Express mail
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

44	Rainier Growth Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

334SA 9/08
This report is for the information of the shareholders of John Hancock Rainier Growth Fund.	11/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

John Hancock
MUTUAL FUNDS

John Hancock
Leveraged Companies Fund

Semiannual Report
9.30.08

A look at performance

For the periods ended September 30, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	4-30-08	—	—	—	—	—	—	—	—	–21.27

B	4-30-08	—	—	—	—	—	—	—	—	–21.53

C	4-30-08	—	—	—	—	—	—	—	—	–18.23

I1	4-30-08	—	—	—	—	—	—	—	—	–17.00

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until May 1, 2009. The net expenses are as follows: Class A — 1.35%, Class B — 2.05%, Class C — 2.05%, Class I — 0.90%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.53%, Class B — 2.23%, Class C — 2.23%, Class I — 1.08%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I prospectus.

Semiannual report | Leveraged Companies Fund	1

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Leveraged Companies Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B	4-30-08	$8,260	$7,847	$8,477	$8,398

C	4-30-08	8,260	8,177	8,477	8,398

I2	4-30-08	8,300	8,300	8,477	8,398

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of September 30, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index — Index 1 — is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

Russell Top 200 Value Index — Index 2 — is an unmanaged index which measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

2	Leveraged Companies Fund | Semiannual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2008 with the same investment held until September 30, 2008.

	Account value	Ending value	Expenses paid during
	on 4-30-08 [1]	on 9-30-08	period ended 9-30-08 [2]

Class A	$1,000.00	$829.00	$4.48

Class B	1,000.00	826.00	7.16

Class C	1,000.00	826.00	7.16

Class I	1,000.00	830.00	3.32

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Semiannual report | Leveraged Companies Fund	3

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2008, with the same investment held until September 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-01-08 [1]	on 9-30-08	period ended 9-30-08 [2]

Class A	$1,000.00	$1,019.30	$5.87

Class B	1,000.00	1,015.70	9.40

Class C	1,000.00	1,015.70	9.40

Class I	1,000.00	1,020.80	4.36

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Commencement of operations.

2 Expenses are equal to the Fund’s annualized expense ratio of 1.16%, 1.86%, 1.86% and 0.86% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

4	Leveraged Companies Fund | Semiannual report

Portfolio summary

Top 10 holdings[1]

Northwest Airlines Corp.	8.2%	Idearc, Inc., 8.00%, due 11-15-2016	3.8%

US Airways Group, Inc.	8.0%	R.H. Donnelley Corp., 8.875%,
		due 10-15-2017	3.6%

Cablevision Systems Corp.	6.1%	UAL Corp.	3.4%

Delta Air Lines, Inc.	5.8%	CIT Group, Inc. 7.75%	3.1%

American Pacific Corp.	4.8%

Greektown Holdings LLC,
10.75%, due 12-1-2013	4.3%

Sector distribution[1,2]

Consumer, cyclical	53%	Industrial	3%

Communications	23%	Energy	1%

Basic materials	8%	Short-term investments & other	6%

Financial	6%

1 As a percentage of net assets on September 30, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Semiannual report | Leveraged Companies Fund	5

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 9-30-08 (unaudited)

This schedule is divided into five main categories: common stocks, preferred stocks, corporate bonds, convertible bonds and short-term investments. Common stocks, preferred stocks, corporate bonds and convertible bonds are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 61.82%		$510,147

(Cost $585,430)

Aerospace 0.63%		5,226

AAR Corp. *	315	5,226

Air Travel 29.42%		243,622

Allegiant Travel Company *	250	8,830

Delta Air Lines, Inc. *	6,500	48,425

Northwest Airlines Corp. *	7,475	67,499

Pinnacle Airlines Corp. *	6,100	24,278

UAL Corp. *	3,215	28,260

US Airways Group, Inc. *	11,000	66,330

Auto Parts 2.36%		19,543

Federal Mogul Corp. *	800	10,040

Tenneco, Inc. *	894	9,503

Broadcasting 4.68%		38,761

Canadian Satellite Radio Holdings, Inc. *	5,900	18,295

Sirius XM Radio, Inc. * (a)	35,906	20,466

Cable & Television 8.75%		72,408

Cablevision Systems Corp., Class A	1,995	50,194

Charter Communications, Inc., Class A *	23,800	17,374

Time Warner Cable, Inc. *	200	4,840

Chemicals 7.67%		63,469

American Pacific Corp. *	3,065	40,029

Rhodia SA	1,500	23,440

Financial Services 0.54%		4,480

Goldman Sachs Group, Inc.	35	4,480

Insurance 0.40%		21,007

American International Group, Inc.	1,000	3,330

International Oil 0.87%		7,187

Dominion Petroleum, Ltd., GDR *	33,000	7,187

See notes to financial statements

6	Leveraged Companies Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Leisure Time 2.54%		$21,007

Isle of Capri Casinos, Inc. *	1,450	13,079

MTR Gaming Group, Inc. * (a)	1,800	5,976

Trump Entertainment Resorts, Inc. *	1,600	1,952

Paper 0.64%		5,287

Smurfit-Stone Container Corp. *	1,125	5,287

Retail Trade 1.65%		13,691

CVS Caremark Corp.	140	4,713

Walgreen Company	290	8,978

Sanitary Services 1.05%		8,666

Allied Waste Industries, Inc. *	780	8,666

Software 0.42%		3,470

Microsoft Corp.	130	3,470

Preferred stocks 5.27%		$43,613

(Cost $79,694)

Financial Services 5.27%		43,613

CIT Group, Inc., 7.75%	2,950	25,812

iStar Financial, Inc., Series E, 7.875%	400	2,240

iStar Financial, Inc., Series F, 7.80%	2,100	10,500

iStar Financial, Inc., Series G, 7.65%	375	1,856

iStar Financial, Inc., Series I, 7.50%	650	3,205

Corporate bonds 21.98%		$181,938

(Cost $242,479)

Advertising 3.57%		29,580

R.H. Donnelley Corp.
8.875% due 10/15/2017	87,000	29,580

Auto Parts 2.88%		23,850

Tenneco Automotive, Inc.
8.625% due 11/15/2014	30,000	23,850

Cable & Television 2.01%		16,650

Charter Communications Holdings I LLC
9.92% due 04/01/2014 (a)	45,000	16,650

Leisure Time 8.16%		67,520

Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (f)	40,000	11,200

Greektown Holdings LLC
10.75% due 12/01/2013 (f)	52,000	35,880

Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	12,000	8,040

MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	6,000	4,200

Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	20,000	8,200

See notes to financial statements

Semiannual report | Leveraged Companies Fund	7

F I N A N C I A L    S T A T E M E N T S

Issuer	Shares	Value
Manufacturing 1.57%		$13,000

Vitro SAB de CV
9.125% due 02/01/2017	20,000	13,000

Publishing 3.79%		31,338

Idearc, Inc.
8.00% due 11/15/2016	115,000	31,338

Convertible bonds 4.84%		$40,104

(Cost $51,029)

Air Travel 4.84%		40,104

AMR Corp.
4.50% due 02/15/2024	12,000	11,228

Pinnacle Airlines Corp.
3.25% due 02/15/2025	7,000	4,828

UAL Corp.
4.50% due 06/30/2021	57,000	24,048

Short-term investments 4.78%		$39,588

(Cost $39,588)
John Hancock Cash Investment Trust, 2.6453% (c)(g)	39,588	39,588

Total investments (Cost $998,220)† 98.49%		$815,390

Other assets in excess of liabilities 1.51%		$12,531

Total net assets 100.00%		$827,921

Percentages are stated as a percent of net assets.

GDR Global Depositary Receipts

* Non-income producing.

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the Fund, the adviser and/or subadviser.

(f) 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $998,220. Net unrealized depreciation aggregated $182,830, of which $59,405 related to appreciated investment securities and $242,235 related to depreciated investment securities.

Open forward foreign currency contracts as of September 30, 2008, were as follows:

	Principal Amount		Unrealized
Currency	Covered by Contract	Settlement Date	Appreciation

Sells
Euro	28,872	Jan 2009	$481

See notes to financial statements

8	Leveraged Companies Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $958,632) including
$38,812 of securities loaned (Note 2)	$775,802
Investments in affiliated issuers, at value (Cost $39,588)	39,588

Total investments, at value (Cost $998,220)	815,390
Cash	59,418
Receivable for forward foreign currency exchange contracts (Note 2)	481
Dividends and interest receivable	13,305
Receivable for security lending income	14
Receivable due from adviser	454

Total assets	889,062

Liabilities

Payable for investments purchased	4,658
Payable upon return of securities loaned (Note 2)	39,588
Payable to affiliates
Fund administration fees	10
Trustees fees	4
Other payables and accrued expenses	16,881

Total liabilities	61,141

Net assets

Capital paid-in	$1,000,100
Accumulated net investment income	8,314
Accumulated undistributed net realized gain on investments and
foreign currency transactions	1,856
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(182,349)

Net assets	$827,921

See notes to financial statements

Semiannual report | Leveraged Companies Fund	9

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$207,281
Shares outstanding	25,010
Net asset value and redemption price per share	$8.29

Class B1
Net assets	$206,593
Shares outstanding	25,000
Net asset value and offering price per share	$8.26

Class C1
Net assets	$206,590
Shares outstanding	25,000
Net asset value and offering price per share	$8.26

Class I
Net assets	$207,457
Shares outstanding	25,000
Net asset value, offering price and redemption price per share	$8.30

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$8.73

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

10	Leveraged Companies Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 9-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$11,708
Dividends	2,168
Securities lending	296
Less foreign taxes withheld	(15)

Total investment income	14,157

Expenses

Investment management fees (Note 3)	3,045
Distribution and service fees (Note 3)	2,333
Fund administration fees (Note 3)	43
Audit and legal fees	17,029
Custodian fees	4,952
Registration and filing fees	334
Printing and postage fees (Note 3)	62
Trustees’ fees (Note 3)	17

Total expenses	27,815
Less expense reductions (Note 3)	(21,972)

Net expenses	5,843

Net investment income	8,314

Realized and unrealized gain (loss)

Investments	1,309
Foreign currency transactions	547
1,856
Change in net unrealized appreciation (depreciation) of

Investments	(182,830)
Translation of assets and liabilities in foreign currencies	481
(182,349)
Net realized and unrealized loss	(180,493)

Decrease in net assets from operations	($172,179)

1 Period from 4-30-08 (commencement of operations) to 9-30-08.

See notes to financial statements

Semiannual report | Leveraged Companies Fund	11

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Period
ended
9-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$8,314
Net realized gain	1,856
Change in net unrealized appreciation (depreciation)	(182,349)

Decrease in net assets resulting from operations	(172,179)

From Fund share transactions (Note 5)	1,000,100

Total increase	827,921

Net assets

Beginning of period	—

End of period	$827,921

Accumulated net investment income	$8,314

1 Period from 4-30-08 (commencement of operations) to 9-30-08. Unaudited.

See notes to financial statements

12	Leveraged Companies Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES

Period ended	9-30-08[1]

Per share operating performance

Net asset value, beginning of period	10.00
Net investment income[2]	0.10
Net realized and unrealized loss
on investments	(1.81)
Total from investment operations	(1.71)
Net asset value, end of period	$8.29
Total return (%) [3,4,5]	(17.10)

Ratios and supplemental data

Net assets, end of period (in thousands)	$207
Ratios (as a percentaged of average net assets)
Expenses before reductions	6.58[6]
Expenses net of fee waivers	1.16[6]
Expenses net of all fee waivers and credits	1.16[6]
Net investment income	2.32[6]
Portfolio turnover (%)	12

1 Class A shares began operations on 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

See notes to financial statements

Semiannual report | Leveraged Companies Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	9-30-08[1]

Per share operating performance

Net asset value, beginning of period	10.00
Net investment income[2]	0.07
Net realized and unrealized loss
on investments	(1.81)
Total from investment operations	(1.74)
Net asset value, end of period	$8.26
Total return (%) [3,4,5]	(17.40)

Ratios and supplemental data

Net assets, end of period (in thousands)	$207
Ratios (as a percentaged of average net assets)
Expenses before reductions	7.27[6]
Expenses net of fee waivers	1.86[6]
Expenses net of all fee waivers and credits	1.86[6]
Net investment income	1.62[6]
Portfolio turnover (%)	12

1 Class B shares began operations on 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

See notes to financial statements

14	Leveraged Companies Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	9-30-08[1]

Per share operating performance

Net asset value, beginning of period	10.00
Net investment income[2]	0.07
Net realized and unrealized loss
on investments	(1.81)
Total from investment operations	(1.74)
Net asset value, end of period	$8.26
Total return (%) [3,4,5]	(17.40)

Ratios and supplemental data

Net assets, end of period (in thousands)	$207
Ratios (as a percentaged of average net assets)
Expenses before reductions	7.28[6]
Expenses net of fee waivers	1.86[6]
Expenses net of all fee waivers and credits	1.86[6]
Net investment income	1.62[6]
Portfolio turnover (%)	12

1 Class C shares began operations on 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

See notes to financial statements

Semiannual report | Leveraged Companies Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	9-30-08[1]

Per share operating performance

Net asset value, beginning of period	10.00
Net investment income[2]	0.11
Net realized and unrealized loss
on investments	(1.81)
Total from investment operations	(1.70)
Net asset value, end of period	$8.30
Total return (%) [3,4,5]	(17.00)

Ratios and supplemental data

Net assets, end of period (in thousands)	$207
Ratios (as a percentaged of average net assets)
Expenses before reductions	6.27[6]
Expenses net of fee waivers	0.86[6]
Expenses net of all fee waivers and credits	0.86[6]
Net investment income	2.62[6]
Portfolio turnover (%)	12

1 Class I shares began operations on 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

See notes to financial statements

16	Leveraged Companies Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1 Organization

John Hancock Leveraged Companies Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek capital appreciation.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there

Semiannual report | Leveraged Companies Fund	17

are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing

18	Leveraged Companies Fund | Semiannual report

an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$569,908	—

Level 2 — Other Significant Observable Inputs	245,482	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$815,390	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemni-fied against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund has entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended September 30, 2008, there were no borrowings under the line of credit.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains

Semiannual report | Leveraged Companies Fund	19

the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the John Hancock Cash Investment Trust. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using

20	Leveraged Companies Fund | Semiannual report

derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund declares income dividends and capital gains dividends, if any, annually. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Risks and uncertainties

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of in connection with principal and interest payments.

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them.

Concentration risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Semiannual report | Leveraged Companies Fund	21

Note 4
Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.725% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.70% of the next $1,000,000,000 of the Fund’s aggregate daily net assets. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.) LLC, an indirectly owned subsidiary of Manulife and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended September 30, 2008, were equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.

Expense reimbursements

The Adviser has agreed to contractually reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed annualized average net assets as follows: 1.35% for Class A shares, 2.05% for Class B, 2.05% for Class C and 0.90% for Class I. Accordingly, the expense reductions or reimbursements related to this agreement were $5,498, $5,488, $5,487 and $5,499 for Class A, Class B, Class C and Class I, respectively for the period ended September 30, 2008. The expense reimbursements and limits will continue in effect until May 1, 2009 and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended September 30, 2008, were $43 with an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended September 30, 2008, there were no net up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the

22	Leveraged Companies Fund | Semiannual report

current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended September 30, 2008 there were no CDSCs received by Distributor for Class B shares and for Class C shares.

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $17.50 for each Class A, Class B, Class C and Class I shareholder account.

Signature Services has agreed to contractually limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C and Class I shares of average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C and Class I shares, respectively, during the period ended September 30, 2008.

Class level expenses including the allocation of the transfer agent fees for the period ended September 30, 2008, were as follows:

	Distribution
	and service	Transfer	Printing and
Share class	fees	agent fee	postage fees

Class A	$305	$84	$16
Class B	1,014	83	15
Class C	1,014	83	15
Class I	—	84	16
Total	$2,333	$334	$62

The Adviser and other affiliates of John Hancock USA owned 25,010, 25,000, 25,000 and 25,000 shares of beneficial interest of Class A, Class B, Class C and Class I shares, respectively, on September 30, 2008.

Note 5 Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Semiannual report | Leveraged Companies Fund	23

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold during the period ended September 30, 2008, along with the corresponding dollar value.

		Period ended 9-30-08[1]
	Shares	Amount
Class A shares

Sold	25,010	$250,100
Net increase	25,010	$250,100

Class B shares

Sold	25,000	$250,000
Net increase	25,000	$250,000

Class C shares

Sold	25,000	$250,000
Net increase	25,000	$250,000

Class I shares

Sold	25,000	$250,000
Net increase	25,000	$250,000

Net increase	100,010	$1,000,100

1Period from 4-30-08 (commencement of operations) to 9-30-08. Unaudited.

Note 7

Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended September 30, 2008, aggregated $1,038,485 and $83,423, respectively.

24	Leveraged Companies Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Leveraged
Companies Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), to meet in person to review and consider the initial approval of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Leveraged Companies Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on December 4, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund and

(ii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser.

The Independent Trustees also considered information that was provided in connection with the Trustees’ annual review of the advisory agreements for other funds managed by the Adviser and Subadviser including:

(i) the Adviser’s financial results and condition,

(ii) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(iii) the background and experience of senior management and investment professionals, and

(iv) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates, including the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser and representatives of the Subadviser that would be responsible for the daily investment activities of the Fund. The Board considered the Adviser’s oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser

Semiannual report | Leveraged Companies Fund	25

and Subadviser. In addition, the Board took into account the administrative and other non-advisory services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser and Subadviser supported approval of the Advisory Agreements.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the average fee paid by a group of similar funds selected by the Adviser. The Board noted that the Advisory Agreement Rate was consistent with the average advisory fee rate for the similar funds. The Board concluded that the Advisory Agreement Rate was not unreasonable.

The Board also obtained information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was not unreasonable.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund had not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Trustees consider continuing the Advisory Agreements, were not germane to the initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the Fund will receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

26	Leveraged Companies Fund | Semiannual report

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner*	MFC Global Investment
Stanley Martin*	Management (U.S.), LLC
Dr. John A. Moore*
Patti McGill Peterson*	Principal distributor
Steven R. Pruchansky	John Hancock Funds, LLC
Gregory A. Russo
*Members of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank & Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail	Express mail
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Semiannual report | Leveraged Companies Fund	27

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

336SA 9/08
This report is for the information of the shareholders of John Hancock Leveraged Companies Fund.	11/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(1)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: November 24, 2008